Subsequent Events (Details Narrative) - USD ($)								3 Months Ended	5 Months Ended
	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsequent Event [Line Items]
Sale of IPO Units								$ 98,062,139	$ 115,000,000
Sale of IPO Units, shares								9,604,519
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value		$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.0001	$ 0.0001
Sale of IPO Units		$ 85,297	$ 85,297	$ 85,297	$ 85,297		$ 85,296.65
Sale of IPO Units, shares		1,895,481	1,895,481		1,895,481	1,895,481	1,895,481
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares par value	$ 0.045	$ 0.045	$ 0.045	$ 0.045
Sale of IPO Units	$ 85,297	$ 85,297	$ 85,297	$ 85,297
Sale of IPO Units, shares	1,895,481	1,895,481	1,895,481	1,895,481